February 27, 2008

PIA MODERATE DURATION BOND FUND
a series of Advisors Series Trust

Supplement to the

Prospectus

Dated March 30, 2007

Effectively immediately, Lloyd McAdams, H. Mitchell Harper, and Evangelos Karagiannis are the co-portfolio managers of the PIA Moderate Duration Bond Fund.  The biographies for Mr. McAdams and Mr. Harper can be found on page 10 of the Prospectus.  Mr. Karagiannis’ biography can be found below.

Evangelos Karagiannis, Ph.D., CFA, Senior Vice President
Mr. Karagiannis has been a portfolio manager with Pacific Income Advisers, Inc. (“PIA”) since 1995, he has been employed with PIA since January 1992, and he has 16 years of investment experience.  Mr. Karagiannis has a B.S. in Physics from the University of Athens, Greece and an M.S. and Ph.D. in Physics from the University of California at Los Angeles where he studied as a Fulbright Scholar and served as a Post Doctoral Fellow.

Please retain this Supplement with the Prospectus.
The date of this Prospectus Supplement is February 27, 2008

February 27, 2008

PIA MODERATE DURATION BOND FUND
a series of Advisors Series Trust

Supplement to the
Statement of Additional Information
Dated March 30, 2007

Effective immediately, Evangelos Karagiannis has joined the PIA Moderate Duration Bond Fund portfolio management team.

Please replace the following information with the information shown on pages B-32and B-33 of the Statement of Additional Information:

Mr. H. Mitchell Harper, Mr. Evangelos Karagiannis and Mr. Lloyd McAdams serve as the portfolio managers for the Moderate Duration Fund.  The portfolio managers are responsible for the day-to-day management of the Moderate Duration Fund.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of November 30, 2006.

H. Mitchell Harper
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	1	$76 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	0	0	0	0

Evangelos Karagiannis
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	2	$534 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	59	$1.1 billion	0	0

Lloyd McAdams
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	2	$534 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	0	0	0	0

Material Conflict of Interest.  No material strategy conflicts currently exist.  When the same securities are being bought or sold on the same day by a portfolio manager, the portfolio manager allocates the transaction on a pro rata basis as long as it is in the best interest of the clients. Where conflicts of interest arise between the Moderate Duration Fund and other accounts managed by the portfolio manager, the portfolio manager will proceed in a manner that ensures that the Moderate Duration Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by each portfolio management team.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation. The portfolio managers’ total compensation includes a base salary, bonus, performance bonus, employee benefits and a 401(k) plan with matching contributions.  The year-end bonus represents a subjective calculation of an individual’s contribution to the portfolio management group’s success.  The portfolio managers’ bonus is not based on the value of assets in the Moderate Duration Fund’s portfolio.

Securities Owned in the Moderate Duration Fund by Portfolio Managers.  As of December 31, 2006, the portfolio managers owned the following securities in the Moderate Duration Fund:

Name of Portfolio Manager	Dollar Range of Securities in the Fund Managed (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
H. Mitchell Harper	None
Evangelos Karagiannis	None
Lloyd McAdams	Over $1,000,000

Please retain this Supplement with the Statement of Additional Information.
The date of this Supplement is February 27, 2008